UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
annual report of proxy voting record of
registered management investment company
Investment Company Act file number:   811-05557
Prospect Street High Income Portfolio Inc.
(Exact name of registrant as specified in charter)
c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 532-2834
Date of fiscal year end: 10/31/2005
Date of reporting period: July 1, 2004-June 30, 2005

Item 1. Proxy Voting Record
SIGNATURES

Item 1. Proxy Voting Record
Prospect Street High Income Portfolio Inc.

			Shareholder		Matter proposed by	Did the Fund	How the Fund	Vote cast for
Name	Ticker	CUSIP	Meeting Date	Subject	Issuer or Security Holder	cast its vote?	cast its vote	or against Mgmt

Viatel Viatel Viatel Viatel	NA NA NA NA	G93447103 G93447103 G93447103 G93447103	12/8/04 12/8/04 12/8/04 12/8/04	Receive the Auditors’ Report and Financial Statements for year ended 12/31/03 Appointment of Auditors Authorization of Board to determine the renumeration of the Auditors Election of Directors	ISSUER ISSUER ISSUER ISSUER	YES YES YES YES	FOR PROPOSAL FOR PROPOSAL FOR PROPOSAL FOR PROPOSAL	FOR MANAGEMENT FOR MANAGEMENT FOR MANAGEMENT FOR MANAGEMENT

Motient Corporation Motient Corporation Motient Corporation Motient Corporation	MNCP MNCP MNCP MNCP	619908304 619908304 619908304 619908304	6/15/05 6/15/05 6/15/05 6/15/05	Election of Directors
Appointment of Auditors
Proposal to amend certifcate of Incorporation
to increase number of authorized shares.
Proposal to amend 2002 Stock Option Plan
to increase by 2,500,000 the number of shares
				authorized for issuance.	ISSUER ISSUER ISSUER ISSUER	YES YES YES YES	FOR PROPOSAL FOR PROPOSAL FOR PROPOSAL AGAINST PROPOSAL	FOR MANAGEMENT FOR MANAGEMENT FOR MANAGEMENT AGAINST MANAGEMENT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street High Income Portfolio Inc.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer
Date: August 22, 2005
Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer
Date: August 22, 2005